Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating revenues:
Sales of natural gas, NGLs and condensate to affiliates	$ 6,269	$ 6,779	$ 13,420
Transportation, storage and processing to affiliates	647	532	517
Trading and marketing (losses) gains, net	(23)	119	88
Total operating revenues	6,893	7,430	14,025
Operating costs and expenses:
Purchases of natural gas and NGLs from affiliates	5,461	5,981	11,828
Operating and maintenance expense	670	732	773
Depreciation and amortization expense	378	377	348
General and administrative expense	292	281	277
Asset impairments	0	912	18
Other (income) expense, net	(65)	10	7
(Gain) loss on sale of assets, net	(35)	(42)	7
Restructuring costs	13	11	0
Total operating costs and expenses	6,714	8,262	13,258
Operating income (loss)	179	(832)	767
Interest expense, net	(321)	(320)	(287)
Earnings from unconsolidated affiliates	282	184	82
Income (loss) before income taxes	140	(968)	562
Income tax (expense) benefit	(46)	102	(11)
Net income (loss)	94	(866)	551
Net income attributable to non-controlling interests	(6)	(5)	(4)
Net income (loss) attributable to partners	88	(871)	547
Net loss (income) attributable to predecessor operations	224	1,099	(130)
General partner’s interest in net income	(124)	(124)	(114)
Net income allocable to limited partners	$ 188	$ 104	$ 303
Net income per limited partner unit — basic and diluted (in dollars per share)	$ 1.64	$ 0.91	$ 2.84
Weighted-average limited partner units outstanding - basic (in shares)	114,700	114,600	106,600
Weighted-average limited partner units outstanding - diluted (in shares)	114,700	114,600	106,600
Third Party
Operating revenues:
Sales of natural gas, NGLs and condensate to affiliates	$ 5,317	$ 6,014	$ 11,390
Transportation, storage and processing to affiliates	647	532	517
Operating costs and expenses:
Purchases of natural gas and NGLs from affiliates	4,978	5,563	11,363
Affiliated Entity
Operating revenues:
Sales of natural gas, NGLs and condensate to affiliates	952	765	2,030
Operating costs and expenses:
Purchases of natural gas and NGLs from affiliates	$ 483	$ 418	$ 465